Long-Term Debt	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Long-Term Debt

6. Long-Term Debt

Facilities	June 30, 2022	December 31, 2021
2027 USPP Notes (a)	$350,000	$—
E.SUN, MICB, Cathay, Taishin Credit Facility (b)	55,500	—
Sinopac Credit Facility (c)	10,740	11,580
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (d)	116,000	132,000
Deutsche Credit Facility (e)	47,020	49,345
HCOB Credit Facility (f)	48,819	56,844
CACIB, Bank Sinopac, CTBC Credit Facility (g)	46,600	49,150
New Hayfin Credit Facility (h)	—	204,129
Chailease Credit Facility (i)	4,788	5,568
2024 Notes (j)	89,020	117,520
Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine) (k)	197,200	213,200
Blue Ocean Junior Credit Facility (k, l)	—	26,205
Hellenic Bank Credit Facility (m)	—	41,700
	$965,687	$907,241
2022 Notes (n)	—	233,436
Less redemptions and repurchases (n)	—	(233,436)
2022 Notes (n)	$—	$—
Total credit facilities	$965,687	$907,241
Sale and Leaseback Agreement CMBFL – $120,000 (o)	102,538	115,238
Sale and Leaseback Agreement CMBFL – $54,000 (p)	45,900	49,950
Sale and Leaseback Agreement – Neptune $14,735 (q)	11,559	13,147
Total Sale and Leaseback Agreements	$159,997	$178,335
Total borrowings	$1,125,684	$1,085,576
Less: Current portion of long-term debt	(236,939)	(153,641)
Less: Current portion of Sale and Leaseback Agreements (o,p,q)	(36,675)	(36,675)
Plus: Original issue premium of 2024 Notes (j)	1,345	1,588
Less: Deferred financing costs (s)	(20,226)	(16,714)
Non-current portion of Long-Term Debt	$833,189	$880,134

a)	Private Placement of 5.69% Senior Secured Notes due 2027

On June 16, 2022, Knausen Holding LLC (the "Issuer"), an indirect wholly-owned subsidiary of the Company, closed on the private offering of $350,000 of privately rated/investment grade 5.69% Senior Secured Notes due 2027 (the “2027 USPP Notes”) to a limited number of accredited investors. Pricing on June 1, 2022 was based on Interpolated interest rate 2.84% plus a margin 2.85%.

The Company used the net proceeds primarily from the private placement for the repayment of the remaining outstanding balances on its New Hayfin Credit Facility and the Hellenic Bank Credit Facility (releasing five unencumbered vessels), and our 2024 Notes. The remaining amount of net proceeds were, or are expected to be, used for general corporate purposes.

An amount equal to 15% per annum of the original principal balance of each Note shall be paid in equal quarterly installments on the 15th day of each of January, April, July, and October starting October 15, 2022, and the remaining unpaid principal balance shall be due and payable on the maturity date of July 15, 2027. Interest accrues on the unpaid balance of the Notes, payable quarterly on the 15th day of January, April, July, and October in each year, such interest commencing and accruing on and from June 14, 2022.

6. Long-Term Debt (continued)

a)	Private Placement of 5.69% Senior Secured Notes due 2027(continued)

The 2027 USPP Notes are senior obligations of the Issuer, secured by first priority mortgages on 20 identified vessels owned by subsidiaries of the Issuer the (“Subsidiary Guarantors”) and certain other associated assets and contract rights, as well as share pledges over the Subsidiary Guarantors. In addition, the 2027 USPP Notes are fully and unconditionally guaranteed by the Company.

As of June 30, 2022, the outstanding balance of this facility was $350,000.

b)	$60.0 Million E.SUN, MICB, Cathay, Taishin Credit Facility

On December 30, 2021, the Company via its subsidiaries Zeus One Marine LLC, Hephaestus Marine LLC and Pericles Marine LLC, entered into a new syndicated senior secured debt facility with E.SUN Commercial Bank Ltd (“E.SUN”), Cathay United Bank (“Cathay”), Mega International Commercial Bank Co. Ltd (“MICB”) and Taishin International Bank (“Taishin”). The Company using a portion of the net proceeds from this credit facility fully prepaid the outstanding amount of the Blue Ocean Junior Credit facility, amounting to $26,205 plus a prepayment fee of $3,968. All three tranches were drawn down in January 2022.

The new Facility is repayable in 8 equal consecutive quarterly instalments of $4,500 and ten equal consecutive quarterly instalments of $2,400.

This facility bears interest at LIBOR plus a margin of 2.75% per annum payable quarterly in arrears.

As of June 30, 2022, the outstanding balance of this facility was $55,500.

c)	$12.0 Million Sinopac Capital International Credit Facility

On August 27, 2021, the Company via its subsidiary Global Ship Lease 42 LLC entered into a secured credit facility for an amount of $12,000 with Sinopac Capital International (HK) Limited (“Sinopac Credit Facility”), partially used to fully refinance the Hayfin Credit Facility. The full amount was drawn down in September 2021 and the credit facility has a maturity in September 2026.

The new Facility is repayable in 20 equal consecutive quarterly instalments of $420 with a final balloon of $3,600 payable together with the final instalment.

This facility bears interest at LIBOR plus a margin of 3.25% per annum payable quarterly in arrears.

As of June 30, 2022, the outstanding balance of this facility was $10,740.

d)	$140.0 Million HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility

On July 6, 2021, the Company entered into a facility with Credit Agricole Corporate and Investment Bank (“CACIB”), Hamburg Commercial Bank AG (“HCOB”), E.Sun Commercial Bank, Ltd (“ESUN”), CTBC Bank Co. Ltd. (“CTBC”) and Taishin International Bank (“Taishin”) for a total of $140,000 to finance the acquisition of the Twelve Vessels. The full amount was drawdown in July 2021 and the credit facility has a maturity in July 2026.

The Facility is repayable in 6 equal consecutive quarterly instalments of $8,000, 8 equal consecutive quarterly instalments of $5,400 and 6 equal consecutive quarterly instalments of $2,200 with a final balloon of $35,600 payable together with the final instalment.

This facility bears interest at LIBOR plus a margin of 3.25% per annum payable quarterly in arrears.

As of June 30, 2022, the outstanding balance of this facility was $116,000.

6. Long-Term Debt (continued)

e)	$51.7 Million Deutsche Bank AG Credit Facility

On May 6, 2021, the Company via its subsidiary Laertis Marine LLC entered into a secured facility for an amount of $51,670 with Deutsche Bank AG in order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $48,527.

The new Facility is repayable in 20 equal consecutive quarterly instalments of $1,162.45 with a final balloon of $28,421 payable together with the final instalment.

This facility bears interest at LIBOR plus a margin of 3.25% per annum payable quarterly in arrears.

As of June 30, 2022, the outstanding balance of this facility was $47,020.

f)	$64.2 Million Hamburg Commercial Bank AG Credit Facility

On April 15, 2021, the Company entered into a Senior Secured term loan facility with Hamburg Commercial Bank AG “the HCOB Credit Facility” for an amount of up to $64,200 in order to finance the acquisition of six out of the Seven Vessels.

Tranche A, E and F amounting to $32,100 were drawn down in April 2021 and have a maturity date in April 2025, Tranche B and D amounting to $21,400 were drawn down in May 2021 and have a maturity date in May 2025, and Tranche C amounting to $10,700 was drawn down in July 2021 and has a maturity date in July 2025.

Each Tranche of the Facility is repayable in 16 equal consecutive quarterly instalments of $668.75.

This facility bears interest at LIBOR plus a margin of 3.50% per annum payable quarterly in arrears.

As of June 30, 2022, the outstanding balance of this facility was $48,819.

g)	$51.7 Million CACIB, Bank Sinopac, CTBC Credit Facility

On April 13, 2021, the Company via its subsidiary Penelope Marine LLC entered into a secured facility for an amount of $51,700 in order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $48,648. The secured credit facility has a maturity in April 2026.

The Lenders are Credit Agricole Corporate and Investment Bank (“CACIB”), Bank Sinopac Co. Ltd. (“Bank Sinopac”) and CTBC Bank Co. Ltd. (“CTBC”).

The Facility is repayable in 20 equal consecutive quarterly instalments of $1,275 with a final balloon of $26,200 payable together with the final instalment.

This facility bears interest at LIBOR plus a margin of 2.75% per annum payable quarterly in arrears.

As of June 30, 2022, the outstanding balance of this facility was $46,600.

h)	$236.2 Million Senior secured loan facility with Hayfin Capital Management, LLP

On January 7, 2021, the Company entered into the New Hayfin Credit Facility amounting to $236,200, and on January 19, 2021, the Company drew down the full amount under this facility. The proceeds from the New Hayfin Credit Facility, along with cash on hand, were used to optionally redeem in full the outstanding 2022 Notes on January 20, 2021, see note 6m below. The New Hayfin Credit Facility matures in January 2026 and bears interest at a rate of LIBOR plus a margin of 7.00% per annum. It is repayable in twenty quarterly instalments of $6,560, along with a balloon payment at maturity. The New Hayfin Credit Facility is secured by, among other things, first priority ship mortgages over 21 of the Company’s vessels, assignments of earnings and insurances of the mortgaged vessels, pledges over certain bank accounts, as well as share pledges over the equity interests of each mortgaged vessel-owning subsidiary. On June 30, 2021, due to the sale of La Tour, the Company additionally repaid $5,831, and the vessel was released as collateral under the Company’s New Hayfin Credit Facility. On June 16, 2022, the Company used a portion of the proceeds from the private placement for the full prepayment of the remaining outstanding balance $197,569 plus a prepayment fee of $11,229. As of June 30, 2022, the outstanding balance of this facility was $nil.

6. Long-Term Debt (continued)

i)	$9.0 Million Chailease Credit Facility

On February 26, 2020, the Company via its subsidiaries, Athena Marine LLC, Aphrodite Marine LLC and Aris Marine LLC entered into a secured term facility agreement with Chailease International Financial Services Pte., Ltd. for an amount of $9,000. The Chailease Bank Facility was used for the refinance of DVB Credit Facility.

The Facility is repayable in 36 consecutive monthly instalments $156 and 24 monthly instalments of $86 with a final balloon of $1,314 payable together with the final instalment.

This facility bears interest at LIBOR plus a margin of 4.20% per annum.

As of June 30, 2022, the outstanding balance of this facility was $4,788.

j)	Redemption of 8.00% Senior Unsecured Notes due 2024

On November 19, 2019, the Company completed the sale of $27,500 aggregate principal amount of its 8.00% Senior Unsecured Notes (the “2024 Notes”) which mature on December 31, 2024. On November 27, 2019, the Company sold an additional $4,125 of 2024 Notes, pursuant the underwriter’s option to purchase such additional 2024 Notes. Interest on the 2024 Notes is payable on the last day of February, May, August and November of each year commencing on February 29, 2020.

The Company has the option to redeem the 2024 Notes for cash, in whole or in part, at any time (i) on or after December 31, 2021 and prior to December 31, 2022, at a price equal to 102% of the principal amount, (ii) on or after December 31, 2022 and prior to December 31, 2023, at a price equal to 101% of the principal amount and (iii) on or after December 31, 2023 and prior to maturity, at a price equal to 100% of the principal amount.

On November 27, 2019, the Company entered into an “At Market Issuance Sales Agreement” with B. Riley FBR, Inc. (the “Agent”) under which and in accordance with the Company’s instructions, the Agent could offer and sell from time to time newly issued 2024 Notes.

In July 2021, the Company agreed to purchase the Twelve Vessels for an aggregate purchase price of $233,890, part of which was financed by the issuance of $35,000 2024 Notes to the sellers. The remaining purchase price was financed by cash on hand and a new syndicated credit facility for a total of $140,000 (see note 6d).

On April 5, 2022 the Company completed the partial redemption of $28,500 aggregate principal amount of the Notes (the “Redeemed Notes”) at a redemption price equal to 102.00% of the principal amount thereof plus accrued and unpaid interest. Upon completion of the redemption the outstanding aggregate principal amount of the 2024 Notes was $89,020. Total loss on partial redemption was $570 and is recorded within the interim unaudited condensed Consolidated Statements of Income for the six months ended June 30, 2022 in line “Interest and other finance expenses”.

As of June 30, 2022, the outstanding aggregate principal amount of the 2024 notes was $89,020 including an amount of $85,895 that comprises of newly issued 2024 notes under the At Market Issuance Sales Agreement. The outstanding balance, including the unamortized balance of the original issue premium, was $90,365.

On July 18, 2022, the 2024 Notes were fully repaid by the Company using a portion of the net proceeds from the private placement of $350,000 aggregate principal amount of its 2027 USPP Notes, pursuant to a note purchase agreement, dated June 14, 2022.

k)	$268.0 Million Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company,Siemens, CTBC, Bank Sinopac, Palatine)

On September 19, 2019, the Company entered into a Syndicated Senior Secured Credit Facility in order to refinance existing credit facilities that had a maturity date in December 2020, of an amount $224,310.

The Senior Syndicated Secured Credit Facility was agreed to be borrowed in two tranches. The Lenders are Credit Agricole Corporate and Investment Bank (“CACIB”), ABN Amro Bank N.V. (“ABN”), First-Citizens & Trust Company, Siemens Financial Services, Inc (“Siemens”), CTBC Bank Co. Ltd. (“CTBC”), Bank Sinopac Ltd. (“Bank Sinopac”) and Banque Palatine (“Palatine”).

Tranche A amounting to $230,000 was drawn down in full on September 24, 2019 and is scheduled to be repaid in 20 consecutive quarterly instalments of $5,200 starting from December 12, 2019 and a balloon payment of $126,000 payable on September 24, 2024.

6. Long-Term Debt (continued)

k)	$268.0 Million Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine) (continued)

Tranche B amounts to $38,000 was drawn down in full on February 10, 2020 and is scheduled to be repaid in 20 consecutive quarterly instalments of $1,000 and a balloon payment of $18,000 payable in the termination date on the fifth anniversary from the utilization date of Tranche A, which falls in September 24, 2024. In January 2022, the Company agreed a new senior secured debt facility to refinance its outstanding Syndicated Senior Secured Credit Facility, which extended the maturity date from September 2024 to December 2026, amended certain covenants in the Company’s favor at an unchanged rate of LIBOR + 3.00%.On July 1, 2022, the interest rate is SOFR plus a margin of 3.00% plus Credit Adjustment Spread (“CAS”) and is payable at each quarter end date.

As of June 30, 2022, the outstanding balance of this facility was $197,200.

l)	$38.5 Million Blue Ocean Junior Credit Facility

On September 19, 2019, the Company entered into a refinancing agreement with Blue Ocean Income Fund LP, Blue Ocean Onshore Fund LP, and Blue Ocean Investments SPC Blue, holders of the outstanding debt of $38,500 relevant to the previous Blue Ocean Credit Facility in order to refinance that existing facility with the only substantive change being to extend maturity at the same date with the Syndicated Senior Secured Credit Facility (see note 6k).

The Company fully drew down the facility on September 23, 2019 and it was scheduled to be repaid in a single instalment on the termination date which falls on September 24, 2024. This facility bears interest at 10.00% per annum.

During the year ended December 31, 2021, the Company used a portion of the net proceeds from the at-the-market issuance programs to prepay an amount of $12,295 under this facility plus a prepayment fee of $1,618.

On January 19, 2022, the Company used a portion of the net proceeds from the new facility agreement entered on December 30, 2021 with E.SUN, MICB, Cathay, Taishin, to fully prepay the amount of $26,205 under this facility, plus a prepayment fee of $3,968. Following these prepayments, as of June 30, 2022, the outstanding balance of this facility was $nil.

m)	$59.0 Million Hellenic Bank Credit Facility

On May 23, 2019, the Company via its subsidiaries, Global Ship Lease 30, 31 and 32 entered into a facility agreement with Hellenic Bank for an amount up to $37,000. The Hellenic Bank Facility is to be borrowed in tranches and is to be used in connection with the acquisition of the vessels GSL Eleni, GSL Grania and GSL Kalliopi.

An initial tranche of $13,000 was drawn on May 24, 2019, in connection with the acquisition of the GSL Eleni. The Facility is repayable in 20 equal quarterly instalments of $450 each with a final balloon of $4,000 payable together with the final instalment.

A second tranche of $12,000 was drawn on September 4, 2019, in connection with the acquisition of GSL Grania. The Facility is repayable in 20 equal quarterly instalments of $400 each with a final balloon of $4,000 payable together with the final instalment.

The third tranche of $12,000 was drawn on October 3, 2019, in connection with the acquisition of GSL Kalliopi. The Facility is repayable in 20 equal quarterly instalments of $400 each with a final balloon of $4,000 payable together with the final instalment.

On December 10, 2019, the Company via its subsidiaries Global Ship Lease 33 and 34 entered into an amended and restated loan agreement with Hellenic Bank for an additional facility of amount $22,000 that is to be borrowed in two tranches and to be used in connection with the acquisition of the vessels GSL Vinia and GSL Christel Elisabeth.

Both tranches were drawn on December 10, 2019 and are each repayable in 20 equal quarterly instalments of $375 each with a final balloon of $3,500 payable together with the final instalment.

This facility bears interest at LIBOR plus a margin of 3.90% per annum.

On June 24 2022, the Hellenic Bank credit Facility was fully prepaid by the Company using a portion of the net proceeds from the private placement of $350,000 aggregate principal amount of its 2027 USPP Notes, pursuant to a note purchase agreement, dated June 14, 2022.

As of June 30, 2022, the outstanding balance of this facility was $nil.

6.	Long-Term Debt (continued)
n)	9.875% First Priority Secured Notes due 2022

On October 31, 2017, the Company completed the sale of $360,000 in aggregate principal amount of its 9.875% First Priority Secured Notes (the “2022 Notes”) which mature on November 15, 2022. Proceeds after the deduction of the original issue discount, but before expenses, amounted to $356,400. The original issue discount was being amortized on an effective interest rate basis over the life of the 2022 Notes. The 2022 Notes were fully redeemed in January 2021.

Interest on the 2022 Notes was payable semi-annually on May 15 and November 15 of each year, commencing on May 15, 2018. As at December 31, 2020 the 2022 Notes were secured by first priority vessel mortgages on 16 of our vessels at that time and by assignments of earnings and insurances, pledges over certain bank accounts, as well as share pledges over each subsidiary owning a vessel securing the 2022 Notes. In addition, the 2022 Notes were fully and unconditionally guaranteed, jointly and severally, by the Company’s 16 vessel owning subsidiaries as of December 31, 2020 and Global Ship Lease Services Limited.

On February 10, 2020, the Company completed an optional redemption of $46,000 aggregate principal amount of its 2022 Notes at a redemption price of $48,271 (representing 104.938% of the aggregate principal amount) plus accrued and unpaid interest. During the year ended December 31, 2020, the Company purchased $15,287 of aggregate principal amount of 2022 Notes in the open market at a weighted average price of 98.98% of the aggregate principal amount.

On January 20, 2021, the Company optionally redeemed, in full, $233,436 aggregate principal amount of 2022 Notes, representing the entire outstanding amount under the 2022 Notes, using the proceeds the Company received from the New Hayfin Credit Facility, see note 6h above, and cash on hand, at a redemption price of $239,200 (representing 102.469% of the aggregate principal amount of notes redeemed) plus accrued and unpaid interest. Total loss on extinguishment of the bonds was $10,642 and is recorded within the interim unaudited condensed Consolidated Statements of Income for the six months ended June 30, 2021 as interest expense.

o)	$120.0 Million Sale and Leaseback agreements – CMBFL Four Vessels

On August 26, 2021, the Company via its subsidiaries Global Ship Lease 68 LLC, Global Ship Lease 69 LLC, Global Ship Lease 70 LLC and Global Ship Lease 71 LLC, entered into four $30,000 sale and leaseback agreements with CMB Financial Leasing Co. Ltd. (“CMBFL”) to finance the acquisition of the Four Vessels. As at September 30, 2021, the Company had drawdown a total of $90,000. The drawdown for the fourth vessel, amounting to $30,000, took place on October 13, 2021 together with the delivery of this vessel. The Company has a purchase obligation to acquire the Four Vessels at the end of their lease terms and under ASC 842-40, the transaction has been accounted for as a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback agreement as financial liabilities.

Each sale and leaseback agreement will be repayable in 12 equal consecutive quarterly instalments of $1,587.5 and 12 equal consecutive quarterly instalments of $329.2 with a repurchase obligation of $7,000 on the final repayment date.

The sale and leaseback agreements for the three vessels mature in September 2027 and for the fourth vessel in October 2027 and bear interest at LIBOR plus a margin of 3.25% per annum payable quarterly in arrears.

As of June 30, 2022, the outstanding balance of these sale and lease back agreements was $102,538.

p)	$54.0 Million Sale and Leaseback agreement – CMBFL

On May 20, 2021, the Company via its subsidiary Telemachus Marine LLC entered into a $54,000 sale and leaseback agreement with CMB Financial Leasing Co. Ltd. (“CMBFL”) to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $46,624. The Company has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction has been accounted for as a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability.

6.	Long-Term Debt (continued)
p)	$54.0 Million Sale and Leaseback agreement – CMBFL (continued)

The sale and leaseback agreement will be repayable in eight equal consecutive quarterly instalments of $2,025 each and 20 equal consecutive quarterly instalments of $891 with a repurchase obligation of $19,980 on the final repayment date.

The sale and leaseback agreement matures in May 2028 and bears interest at LIBOR plus a margin of 3.25% per annum payable quarterly in arrears.

In May 2021, on the actual delivery date of the vessel, the Company drew $54,000, which represented vessel purchase price $75,000 less advanced hire of $21,000, which advanced hire neither bore any interest nor was refundable and was set off against payment of the purchase price payable to the Company by the unrelated third party under this agreement.

As of June 30, 2022, the outstanding balance of this sale and leaseback agreement was $45,900.

q)	$14.7 Million Sale and Leaseback agreement – Neptune Maritime Leasing

On May 12, 2021, the Company via its subsidiary GSL Violetta LLC entered into a $14,735 sale and leaseback agreement with Neptune Maritime Leasing (“Neptune”) to finance the acquisition of GSL Violetta delivered in April 2021. The Company has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction has been accounted for as a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. In May 2021, the Company drew $14,735 under this agreement.

The sale and leaseback agreement will be repayable in 15 equal consecutive quarterly instalments of $793.87 each and four equal consecutive quarterly instalments of $469.12 with a repurchase obligation of $950 on the last repayment date.

The sale and leaseback agreement matures in February 2026 and bears interest at LIBOR plus a margin of 4.64% per annum payable quarterly in arrears.

As of June 30, 2022, the outstanding balance of this sale and leaseback agreement was $11,559.

r)	Repayment Schedule

Maturities of long-term debt for the periods subsequent to June 30, 2022 are as follows:

Payment due by period ending	Amount
June 30, 2023	$273,614
June 30, 2024	182,654
June 30, 2025	150,043
June 30, 2026	170,808
June 30, 2027	194,751
June 30, 2028 and thereafter	153,814
$1,125,684

s)	Deferred Financing Costs

	June 30, 2022	December 31, 2021
Opening balance	$16,714	$11,203
Expenditure in the period	9,605	13,790
Amortization included within interest expense	(6,093)	(8,279)
Closing balance	$20,226	$16,714

During 2022, total costs amounting to $1,066 were incurred in connection with the Syndicated Senior Secured Credit facility (see note 6k), $1,180 in connection with E.SUN, MICB, Cathay, Taishin credit facility (see note 6b) and $7,359 in connection with the 2027 USPP Notes.

6. Long-Term Debt (continued)

s)	Deferred Financing Costs (continued)

During 2021, total costs amounting $434 were incurred in connection with the “At Market Issuance Sales Agreement” of 2024 Notes (see note 6j). In addition, total costs amounting $4,049 were incurred in connection with the New Hayfin Credit Facility (see note 6h), $777 in connection with the Deutsche Credit Facility (see note 6e), $1,386 in connection with the HCOB Credit Facility (see note 6f), $191 in connection with the Neptune sale and leaseback agreement (see note 6q), $984 in connection with the CACIB, Bank Sinopac, CTBC Credit Facility (see note 6g), $945 in connection with the CMBFL sale and lease back agreement (see note 6p), $252 in connection with the Sinopac Credit Facility (see note 6c), $2,852 in connection with the HCOB, CACIB Credit Facility (see note 6d) for financing the acquisition of the Twelve Vessels and $1,920 in connection with the Sale and Leaseback agreements with CMBFL for the Four Vessels (see note 6o) that were drawn down during the year ended December 31, 2021.

t)	Debt covenants-securities

Amounts drawn under the facilities listed above are secured by first priority mortgages on certain of the Company’s vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit the Company from, among other things: incurring or guaranteeing indebtedness; charging, pledging or encumbering the vessels; and changing the flag, class, management or ownership of the vessel owning entities. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, specific credit facilities require compliance with a number of financial covenants including asset cover ratios and minimum liquidity and corporate guarantor requirements. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with, or remedied.

As of June 30, 2022, and December 31, 2021, the Company was in compliance with its debt covenants.